                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1. Name and address of issuer:
                                 ASM Fund, Inc.
                                 15438 N. Florida Avenue
                                 Tampa, FL 33613

2. Name of each series or class of funds for which this notice is filed:
                                 ASM Fund, Inc.

3. Investment Company Act File Number:       811-6187

   Securities Act File Number:               33-36454

4. Last day of fiscal year for which this notice is filed:
                                  October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                              None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                              None

9. Number and aggregate sale price of securities sold during the fiscal year:
                              $49,737,731

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                              $49,737,731

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestments plans, if applicable
    (see Instruction B.7):


12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from Item 10):             $49,737,731
                                                                   ------------

     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11,
          if applicable):                                          +          0
                                                                   ------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                  - 52,196,702
                                                                   ------------

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24f-2 (if applicable):                  +          0
                                                                   ------------

     (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2
          [line (i), pluse line (ii), less line (iii),
          plus line (iv)] (if applicable):                                    0
                                                                   ------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):                                   x     1/3300
                                                                   ------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:   $         0
                                                                   ============

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures:
                                                                   [   ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/  STEVEN H. ADLER, PRESIDENT
                              ---------------------------------
                                     Steven H. Adler, President
                              ---------------------------------

Date December 18, 1996

  * Please print the name and title of the signing officer below the signature.

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                      STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                     Philadelphia, Pennsylvania  19103-7098

Direct Dial: (215) 564-8074

                               December 23, 1996

ASM Fund, Inc.
15438 North Florida Avenue
Tampa, Florida  33613

         Re: Rule 24f-2 Notice
             -----------------

Gentlemen:

         You have informed us that, in accordance with Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, (the "1940 Act"), ASM Fund, Inc. (the "Company") a Maryland corporation, intends to file a Rule 24f-2 Notice (the "Notice") with the United States Securities and Exchange Commission. The Notice will recite that pursuant to the Rule the Fund, during the fiscal year ending October 31, 1996, sold shares of its common stock with an aggregate public offering price of $49,737,731 including shares issued in connection with dividend reinvestment plans which are included by the Company as shares sold, and reported on the Notice as such for purposes of the fee computation table. The Notice will be filed to make definite the registration of the shares of common stock sold by each Series of the Company under the Securities Act of 1933 (the "1933 Act"), pursuant to the Rule during such period. You have also informed us that all of such shares were issued in accordance with the provisions relating thereto in the registration statement of the Company under the 1933 Act as such registration statement was currently in effect during the period.

         We have acted as legal counsel to the Company during the period of time referred to above and, as such, have reviewed the Articles of Incorporation of the company; the By-Laws; the registration statements under the 1940 and 1933 Acts and such minutes of the corporate proceedings and other documents as we deem material to our opinion.

         Based on the foregoing, we are of the opinion that all of the shares of common stock of the company described in the Rule 24f-2 Notice as having been sold pursuant to the Rule during the period were fully paid, non-assessable and legally issued shares of common stock of the Company.

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ASM Fund, Inc.
December 21, 1996
Page 2


         We hereby consent to the filing of this opinion with the United States Securities and Exchange Commission as an exhibit or accompaniment to the aforementioned Rule 24f-2 Notice and as an exhibit to the Company's registration statement under the 1933 Act and to the reference to us in the prospectus of the Company as legal counsel who have passed upon the legality of the offering of the company's common stock. We also consent to the filing of this opinion with the securities regulatory agencies of any states or other jurisdictions in which the common stock of the Company is offered for sale.

                                       Very truly yours,

                                       STRADLEY, RONON, STEVENS & YOUNG, LLP

                                       By: /s/ STEVEN M. FELSENSTEIN
                                           ---------------------------------
                                                Steven M. Felsenstein
                                                A Partner

SMF/nlk

cc:  Mr. Steven Adler, President